International Operations	12 Months Ended
Dec. 31, 2025
International Operations
International Operations

(12) International Operations

We provide international banking services for our customers through our Subsidiary Banks. Neither we nor our Subsidiary Banks have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources we employ are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2025 and 2024 are as follows:

	2025	2024

	(Dollars in Thousands)
Loans:
Commercial	$300,079	$99,836
Others	92,732	86,725
	392,811	186,561
Less allowance for probable credit losses	(4,788)	(1,346)
Net loans	$388,023	$185,215
Accrued interest receivable	$1,844	$991

At December 31, 2025 and December 31, 2024, we had $135,581,000 and $149,543,000, respectively, in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $10,993,000, $8,669,000, and $8,212,000 for the years ended December 31, 2025, 2024, and 2023, respectively.